OTHER INCOME AND EXPENSES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income [Abstract]
Rental income		S/ 46,824	S/ 35,218	S/ 37,882
Gain from sale of loan portfolio		18,712	15,700	28,728
Net income from sale of property, furniture and equipment		14,178	16,083	12,163
Net income from the sale of foreclosed assets		11,355	10,684	3,685
Income from resolution of IFRS 16 contracts		5,355	16,817	8,273
Recoveries of other accounts receivable and other assets		1,299	3,728	1,137
Others	[1]	231,659	168,337	197,169
Total other income		329,382	266,567	289,037
Other expenses [Abstract]
Losses due to operational risk		74,512	58,956	54,818
Provision for sundry risks, note 13(j)		43,846	70,824	140,897
Association in participation		40,955	47,176	52,020
Reduction of intangibles due to withdrawals and dismissed projects		19,432	17,630	40,342
Expenses on improvements in building for rent		18,962	23,814	25,773
Provision for other accounts receivable		18,736	28,324	51,517
Donations		16,362	9,949	128,884
Operating expenses due to COVID-19		20,177	50,107	106,776
Administrative and tax penalties		1,626	1,601	3,029
Loss on sale of investment properties		359	0	1,328
Others	[1]	124,263	126,733	154,740
Total other expenses		S/ 379,230	S/ 435,114	S/ 760,124

[1]	The variation comprises mainly to positive resolutions of income tax claiming to the tax regulator for 2014 and 2015 periods.